Schedule of changes as to objectives, policies or processes (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents		R$ 8,274	R$ 8,711
Financial instruments – Fair value hedge		17	(37)
Borrowings, financing and debentures		(9,045)	(9,129)
Other liabilities with related parties	[1]	(145)	(120)
Net financial debt		(899)	(575)
Shareholders’ equity		R$ (16,380)	R$ (16,807)	R$ (13,548)	R$ (13,159)
Net debt to equity ratio		5.00%	3.00%

[1]	Represents amount payable to Greenyellow related to the purchase of equipment.